Revenue - Disaggregated revenue and geography information (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disaggregation of Revenue [Line Items]
Total net revenues	$ 134,838	$ 67,680
SaaS subscription services
Disaggregation of Revenue [Line Items]
Total net revenues	85,068	64,361
Professional services
Disaggregation of Revenue [Line Items]
Total net revenues	4,531	3,319
Software Licenses And Other [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	186
Instructor led training
Disaggregation of Revenue [Line Items]
Total net revenues	45,053
United States
Disaggregation of Revenue [Line Items]
Total net revenues	83,315	51,144
Other Americas
Disaggregation of Revenue [Line Items]
Total net revenues	8,556	3,383
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total net revenues	38,026	9,528
Asia-Pacific
Disaggregation of Revenue [Line Items]
Total net revenues	$ 4,941	$ 3,625